S-K 1603(c) Fiduciary Duties to Other Companies	Aug. 31, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]	Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:
Individual	Entity	Entity’s Business	Affiliation
Raymond Qu	AirSwift Holding Limited (BVI)	Investment holding	Director
	Geopay HK Limited (Hong Kong)	Investment holding	Director
	Geopay Holding Limited (Cayman Islands)	Investment holding	Director
	Geoswift Asset Management Limited (BVI)	Investment holding	Director
	Geoswift Canada Limited (Canada)	Payment technology	Director
	Geoswift Cards Services Limited (Hong Kong)	Investment holding	Director
	Geoswift Digital Group Limited (Cayman Islands)	Investment holding	Director
	Geoswift Digital Limited (BVI)	Investment holding	Director
Geoswift International Limited (BVI)
	Geoswift IP Limited (Hong Kong)	Technology development	Director
	Geoswift Limited (Hong Kong)	Investment holding	Director
	Geoswift Merchants Services Limited (Hong Kong)	Merchant services	Director
	Geoswift UK Limited (UK)	Payment technology	Director
	Geoswift US Inc. (US)	Payment technology	Director
	Geoswift SG Pte Limited (Singapore)	Payment technology	Director
	GeoTech Global Limited (Cayman Islands)	Investment holding	Director
	L.R. Navigate Capital Limited (Cayman Islands)	Investment holding	Director
	PayEase (Hong Kong) Limited (Hong Kong)	Payment technology	Director
	PayEase Beijing (HK) Limited (Hong Kong)	Payment technology	Director
	Paystone Holding Limited (Hong Kong)	Investment holding	Director
	PSI Holding Limited (BVI)	Investment holding	Director
Chuck Zhang	N/A	N/A	N/A
Wei Shao	China Gold International Resources Corp. Ltd.	gold and base metal mining	Director
Tex Caldarola	N/A	N/A	N/A
Brett McGonegal	Capital Link International Holdings Limited	Media, Indices and Asset Management.	Director